Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	Total	SHARES Preferred shares	SHARES Common shares	Contri-buted surplus	Accum-ulated other compre-hensive (loss) income	Deficit	Non-controlling interest
Balance at beginning of period at Dec. 31, 2022	$ 22,515	$ 22,178	$ 3,870	$ 20,840	$ 1,172	$ (55)	$ (3,649)	$ 337
Net earnings	1,185	1,146					1,146	39
Other comprehensive income (loss)	(286)	(283)				(20)	(263)	(3)
Total comprehensive (loss) income	899	863				(20)	883	36
Common shares issued under employee stock option plan	18	18		19	(1)
Other share-based compensation	(5)	(5)			7		(12)
Repurchase of preferred shares	(63)	(63)	(89)		26
Dividends declared on BCE common and preferred shares	(1,857)	(1,857)					(1,857)
Dividends declared by subsidiaries to non-controlling interest	(22)							(22)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(13)	(13)				(13)
Disposition of production studios	(23)							(23)
Other	0					(17)	17
Balance at end of period at Jun. 30, 2023	21,449	21,121	3,781	20,859	1,204	(105)	(4,618)	328
Balance at beginning of period at Dec. 31, 2023	20,557	20,229	3,667	20,859	1,258	(42)	(5,513)	328
Net earnings	1,061	1,032					1,032	29
Other comprehensive income (loss)	446	444				19	425	2
Total comprehensive (loss) income	1,507	1,476				19	1,457	31
Other share-based compensation	(31)	(31)		1	(27)		(5)
Repurchase of preferred shares	(76)	(76)	(108)		32
Dividends declared on BCE common and preferred shares	(1,913)	(1,913)					(1,913)
Dividends declared by subsidiaries to non-controlling interest	(42)							(42)
Settlement of cash flow hedges transferred to the cost basis of hedged items	8	8				8
Balance at end of period at Jun. 30, 2024	$ 20,010	$ 19,693	$ 3,559	$ 20,860	$ 1,263	$ (15)	$ (5,974)	$ 317